Quarterly Holdings Report
for
Fidelity Freedom® Blend 2065 Fund
June 30, 2023
Y65-NPRT1-0823
1.9895828.104
Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	739,917	10,329,248
Fidelity Series Commodity Strategy Fund (a)	7,328	709,365
Fidelity Series Large Cap Growth Index Fund (a)	374,799	6,528,990
Fidelity Series Large Cap Stock Fund (a)	380,105	7,183,976
Fidelity Series Large Cap Value Index Fund (a)	922,163	13,343,706
Fidelity Series Small Cap Core Fund (a)	3,587	36,834
Fidelity Series Small Cap Opportunities Fund (a)	253,016	3,258,844
Fidelity Series Value Discovery Fund (a)	332,065	4,921,204
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,202,505)		46,312,167

International Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	188,825	2,692,651
Fidelity Series Emerging Markets Fund (a)	290,911	2,417,470
Fidelity Series Emerging Markets Opportunities Fund (a)	572,146	9,697,879
Fidelity Series International Growth Fund (a)	379,832	6,240,632
Fidelity Series International Index Fund (a)	225,711	2,588,901
Fidelity Series International Small Cap Fund (a)	117,373	1,904,961
Fidelity Series International Value Fund (a)	565,419	6,253,529
Fidelity Series Overseas Fund (a)	497,842	6,242,939
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,365,313)		38,038,962

Bond Funds - 9.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	72,250	570,771
Fidelity Series Corporate Bond Fund (a)	46,211	418,213
Fidelity Series Emerging Markets Debt Fund (a)	17,195	127,244
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,478	42,097
Fidelity Series Floating Rate High Income Fund (a)	10,502	94,095
Fidelity Series Government Bond Index Fund (a)	66,564	610,395
Fidelity Series International Developed Markets Bond Index Fund (a)	643	5,521
Fidelity Series Investment Grade Bond Fund (a)	62,598	622,847
Fidelity Series Investment Grade Securitized Fund (a)	47,617	423,788
Fidelity Series Long-Term Treasury Bond Index Fund (a)	967,629	5,825,129
Fidelity Series Real Estate Income Fund (a)	13,940	133,543
TOTAL BOND FUNDS (Cost $9,432,944)		8,873,643

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b)	25	25
Fidelity Series Government Money Market Fund 5.17% (a)(c)	341,759	341,759
Fidelity Series Short-Term Credit Fund (a)	7,485	71,935
Fidelity Series Treasury Bill Index Fund (a)	84,804	842,955
TOTAL SHORT-TERM FUNDS (Cost $1,256,851)		1,256,674

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $91,257,613)	94,481,446
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,667)
NET ASSETS - 100.0%	94,478,779

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	25	-	-	-	-	-	25	0.0%
Total	25	-	-	-	-	-	25

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	464,077	120,927	3,477	77	(73)	(10,683)	570,771
Fidelity Series Blue Chip Growth Fund	8,325,930	1,447,649	924,262	-	(54,482)	1,534,413	10,329,248
Fidelity Series Canada Fund	2,162,892	466,175	30,953	-	(373)	94,910	2,692,651
Fidelity Series Commodity Strategy Fund	557,582	170,104	2,661	-	(127)	(15,533)	709,365
Fidelity Series Corporate Bond Fund	335,439	90,990	4,313	3,708	(102)	(3,801)	418,213
Fidelity Series Emerging Markets Debt Fund	101,778	25,022	580	1,718	(6)	1,030	127,244
Fidelity Series Emerging Markets Debt Local Currency Fund	34,231	6,908	186	-	5	1,139	42,097
Fidelity Series Emerging Markets Fund	1,660,056	768,573	59,589	-	(9,199)	57,629	2,417,470
Fidelity Series Emerging Markets Opportunities Fund	7,995,860	1,469,704	36,683	-	1,142	267,856	9,697,879
Fidelity Series Floating Rate High Income Fund	74,782	18,825	437	1,876	-	925	94,095
Fidelity Series Government Bond Index Fund	493,398	134,702	6,251	3,610	(122)	(11,332)	610,395
Fidelity Series Government Money Market Fund 5.17%	259,024	89,569	6,834	3,728	-	-	341,759
Fidelity Series International Developed Markets Bond Index Fund	-	5,538	-	-	-	(17)	5,521
Fidelity Series International Growth Fund	5,020,124	1,075,002	83,802	-	3,291	226,017	6,240,632
Fidelity Series International Index Fund	2,081,813	463,003	28,424	-	1,327	71,182	2,588,901
Fidelity Series International Small Cap Fund	1,575,332	314,510	7,306	-	337	22,088	1,904,961
Fidelity Series International Value Fund	5,007,952	1,053,434	43,792	-	733	235,202	6,253,529
Fidelity Series Investment Grade Bond Fund	504,164	133,627	7,148	5,435	3	(7,799)	622,847
Fidelity Series Investment Grade Securitized Fund	345,895	88,185	4,687	3,539	(94)	(5,511)	423,788
Fidelity Series Large Cap Growth Index Fund	5,274,501	925,848	389,922	15,315	7,761	710,802	6,528,990
Fidelity Series Large Cap Stock Fund	5,781,052	1,049,418	104,098	-	3,483	454,121	7,183,976
Fidelity Series Large Cap Value Index Fund	10,787,718	2,271,630	247,591	-	(4,820)	536,769	13,343,706
Fidelity Series Long-Term Treasury Bond Index Fund	4,724,454	1,311,246	56,770	38,454	211	(154,012)	5,825,129
Fidelity Series Overseas Fund	5,015,679	1,093,614	113,402	-	1,980	245,068	6,242,939
Fidelity Series Real Estate Income Fund	137,958	28,796	34,455	2,308	(864)	2,108	133,543
Fidelity Series Short-Term Credit Fund	66,789	5,455	-	478	-	(309)	71,935
Fidelity Series Small Cap Core Fund	66,723	152	29,201	22	(512)	(328)	36,834
Fidelity Series Small Cap Opportunities Fund	2,643,535	547,477	103,025	-	(13,592)	184,449	3,258,844
Fidelity Series Treasury Bill Index Fund	664,299	182,152	2,841	9,056	(2)	(653)	842,955
Fidelity Series Value Discovery Fund	3,952,363	869,370	32,467	-	303	131,635	4,921,204
	76,115,400	16,227,605	2,365,157	89,324	(63,792)	4,567,365	94,481,421

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.